CAPITAL AND RESERVES - Disclosure of key assumptions (Details)		12 Months Ended
		Dec. 31, 2023 USD ($) Years ₪ / shares	Dec. 31, 2023 USD ($) Years $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Share price			$ 19.92	$ 11.1	$ 17.3
Option fair value | $		$ 19.92	$ 19.92	$ 11.1	$ 17.3
September 29, 2022 | Minimum
Disclosure of classes of share capital [line items]
Option fair value | $		11.8	11.8
September 29, 2022 | Maximum
Disclosure of classes of share capital [line items]
Option fair value | $		23.9	23.9
June 30, 2022 | Minimum
Disclosure of classes of share capital [line items]
Option fair value | $		9.7	9.7
June 30, 2022 | Maximum
Disclosure of classes of share capital [line items]
Option fair value | $		$ 10.8	$ 10.8
November 11, 2021
Disclosure of classes of share capital [line items]
Allotment date		November 11, 2021	November 11, 2021
Share price			$ 39
Expected option life | Years		5.25	5.25
Risk-free interest rate		1.21%	1.21%
Average standard deviation	[1]	55.00%	55.00%
November 11, 2021 | Minimum
Disclosure of classes of share capital [line items]
Exercise price			$ 6.7
Option fair value | $		$ 19	$ 19
November 11, 2021 | Maximum
Disclosure of classes of share capital [line items]
Exercise price			$ 38.8
Option fair value | $		$ 33.2	$ 33.2
May 13, 2021
Disclosure of classes of share capital [line items]
Allotment date		May 13, 2021	May 13, 2021
Share price			$ 31.9
Exercise price			$ 31.9
May 13, 2021 | Minimum
Disclosure of classes of share capital [line items]
Expected option life | Years		5.88	5.88
Risk-free interest rate		1.05%	1.05%
Average standard deviation	[1]	53.10%	53.10%
Option fair value | $		$ 16.2	$ 16.2
May 13, 2021 | Maximum
Disclosure of classes of share capital [line items]
Expected option life | Years		9.88	9.88
Risk-free interest rate		1.65%	1.65%
Average standard deviation	[1]	54.67%	54.67%
Option fair value | $		$ 20.1	$ 20.1
Part A Share Options | January 7, 2021
Disclosure of classes of share capital [line items]
Allotment date		January 7, 2021	January 7, 2021
Share price			$ 9.7
Exercise price			$ 6.7
Expected option life | Years		5	5
Risk-free interest rate		0.46%	0.46%
Average standard deviation	[1]	51.00%	51.00%
Option fair value | $		$ 5.3	$ 5.3
Part B Share Options | January 7, 2021
Disclosure of classes of share capital [line items]
Allotment date		January 7, 2021	January 7, 2021
Share price			$ 9.7
Exercise price | ₪ / shares		$ 0.001
Expected option life | Years		5	5
Risk-free interest rate		0.46%	0.46%
Average standard deviation	[1]	51.00%	51.00%
Option fair value | $		$ 9.7	$ 9.7
Part C Share Options | March 24, 2021
Disclosure of classes of share capital [line items]
Allotment date		March 24, 2021	March 24, 2021
Share price			$ 19.5
Exercise price			$ 6.7
Expected option life | Years		5.25	5.25
Risk-free interest rate		0.88%	0.88%
Average standard deviation	[1]	50.00%	50.00%
Option fair value | $		$ 14.1	$ 14.1
Part D Share Options | March 24, 2021
Disclosure of classes of share capital [line items]
Allotment date		March 24, 2021	March 24, 2021
Share price			$ 19.5
Exercise price			$ 19.5
Expected option life | Years		5.25	5.25
Risk-free interest rate		0.88%	0.88%
Average standard deviation	[1]	50.00%	50.00%
Option fair value | $		$ 8.7	$ 8.7
Options | June 26, 2023
Disclosure of classes of share capital [line items]
Allotment date		June 26, 2023	June 26, 2023
Share price			$ 19.34
Exercise price			$ 18.83
Expected option life | Years		5	5
Risk-free interest rate		3.96%	3.96%
Average standard deviation	[1]	67.80%	67.80%
Option fair value | $		$ 11.03	$ 11.03
Options | September 29, 2022
Disclosure of classes of share capital [line items]
Allotment date		September 29, 2022	September 29, 2022
Share price			$ 23.9
Exercise price			$ 25.5
Expected option life | Years		5	5
Risk-free interest rate		3.98%	3.98%
Average standard deviation	[1]	54.45%	54.45%
Options | June 30, 2022
Disclosure of classes of share capital [line items]
Allotment date		June 30, 2022	June 30, 2022
Share price			$ 18.5
Exercise price			$ 16.7
Expected option life | Years		5	5
Risk-free interest rate		3.01%	3.01%
Average standard deviation	[1]	54.00%	54.00%
Options | March 28, 2022
Disclosure of classes of share capital [line items]
Allotment date		March 28, 2022	March 28, 2022
Share price			$ 18.4
Exercise price			$ 20.4
Expected option life | Years		5	5
Risk-free interest rate		2.50%	2.50%
Average standard deviation	[1]	56.00%	56.00%
Option fair value | $		$ 8.7	$ 8.7
Options | August 22, 2021
Disclosure of classes of share capital [line items]
Allotment date		August 22, 2021	August 22, 2021
Share price			$ 31.7
Exercise price			$ 30.6
Expected option life | Years		5.25	5.25
Risk-free interest rate		0.83%	0.83%
Average standard deviation	[1]	55.00%	55.00%
Option fair value | $		$ 15.5	$ 15.5
RSUs | November, 2023
Disclosure of classes of share capital [line items]
Allotment date		November, 2023	November, 2023
Share price			$ 19.57
Exercise price			$ 0
Expected option life | Years		0	0
Risk-free interest rate		0.00%	0.00%
Average standard deviation	[1]	0.00%	0.00%
Option fair value | $		$ 19.57	$ 19.57
RSUs | June 26, 2023
Disclosure of classes of share capital [line items]
Allotment date		June 26, 2023	June 26, 2023
Share price			$ 19.34
Exercise price			$ 0
Expected option life | Years		0	0
Risk-free interest rate		0.00%	0.00%
Average standard deviation	[1]	0.00%	0.00%
Option fair value | $		$ 19.34	$ 19.34
RSUs | December 20, 2022
Disclosure of classes of share capital [line items]
Allotment date		December 20, 2022	December 20, 2022
Share price			$ 19.7
Exercise price			$ 0
Expected option life | Years		0	0
Risk-free interest rate		0.00%	0.00%
Average standard deviation	[1]	0.00%	0.00%
Option fair value | $		$ 19.7	$ 19.7
RSUs | September 29, 2022
Disclosure of classes of share capital [line items]
Allotment date		September 29, 2022	September 29, 2022
Share price			$ 23.9
Exercise price			$ 0
Expected option life | Years		0	0
Risk-free interest rate		0.00%	0.00%
Average standard deviation	[1]	0.00%	0.00%
Option fair value | $		$ 23.9	$ 23.9
RSUs | June 30, 2022
Disclosure of classes of share capital [line items]
Allotment date		June 30, 2022	June 30, 2022
Share price			$ 18.5
Exercise price			$ 0
Expected option life | Years		0	0
Risk-free interest rate		0.00%	0.00%
Average standard deviation	[1]	0.00%	0.00%
Option fair value | $		$ 18.5	$ 18.5
RSUs | March 28, 2022
Disclosure of classes of share capital [line items]
Allotment date		March 28, 2022	March 28, 2022
Share price			$ 18.4
Exercise price			$ 0
Expected option life | Years		0	0
Risk-free interest rate		0.00%	0.00%
Average standard deviation	[1]	0.00%	0.00%
Option fair value | $		$ 18.4	$ 18.4
RSUs | August 22, 2021
Disclosure of classes of share capital [line items]
Allotment date		August 22, 2021	August 22, 2021
Share price			$ 31.7
Exercise price			$ 0
Expected option life | Years		0	0
Risk-free interest rate		0.00%	0.00%
Average standard deviation	[1]	0.00%	0.00%
Option fair value | $		$ 31.7	$ 31.7

[1]	The expected volatility was determined based on comparable companies.